SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 13 - SUBSEQUENT EVENTS

a.	As to asset purchase agreement with PellePharm signed on January 27, 2023, see Note 1.

b.

On January 27, 2023, the Company entered into a securities purchase agreement (hereafter - “Purchase Agreement”) with Armistice Capital, pursuant to which the Company issued to Armistice Capital (i) 2,560,000 ordinary shares of the Company, par value NIS 0.1 per share in a registered direct offering at a price of $5.00 per ordinary share and (ii) in a concurrent private placement unregistered warrants to purchase up to 2,560,000 Ordinary Shares (the "Investor Warrants"). Each of the Investor Warrants are exercisable for one ordinary share, have an initial exercise price of $5.85 and will become exercisable beginning six months from the date of issuance and will expire on January 27, 2028. The sale of the Ordinary Shares in the Registered Direct Offering was made by means of a shelf registration statement. The Offering closed on January 31, 2023. The gross proceeds from the Offering were approximately $12.8 million.

Concurrently with the signing of the Purchase Agreement, the Company also entered into a subscription agreement (hereafter -  “Subscription Agreement”) between the Company and M. Arkin Dermatology Ltd., the Controlling Shareholder of the Company, pursuant to which M. Arkin Dermatology Ltd. agreed to purchase 2,000,000 unregistered Ordinary Shares and unregistered warrants to purchase up to 2,000,000 ordinary shares (the “PIPE Warrants” and, together with the Investor Warrants, the “Warrants”) in a concurrent private placement (hereafter-  “Affiliate Private Placement"), at a price equal to the offering price of the Ordinary Shares in the Offering. The Affiliate Private Placement is conditioned on obtaining disinterested shareholder approval.

The PIPE Warrants have the same terms as the Investor Warrants. The Warrants are subject to adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Ordinary Shares.

The aggregate gross proceeds to the Company from the Offering and the Affiliate Private Placement are expected to be approximately $22.8 million.